Ordinary Shares and Structure Section - Schedule of Fair Value of Warrants (Details)	Sep. 30, 2025 shares
Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
No. of warrants (in Shares)	21,739,130
Expire date	Jun. 30, 2026
Term (in years)	1 year 3 days
Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
No. of warrants (in Shares)	21,739,130
Expire date	Jun. 30, 2026
Term (in years)	1 year 3 days
Risk-free rate [Member] | Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	3.96
Risk-free rate [Member] | Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	3.96
Estimated volatility rate [Member] | Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	70
Estimated volatility rate [Member] | Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	70
Dividend yield rate [Member] | Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs
Dividend yield rate [Member] | Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs
Spot price of underlying ordinary shares [Member] | Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	0.18
Spot price of underlying ordinary shares [Member] | Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	0.18
Initial exercise price [Member] | Series A Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	0.69
Initial exercise price [Member] | Series B Warrants [Member]
Schedule of Fair Value of Warrants [Liabilities]
Warrants measurement inputs	1.173